Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Increase in the valuation allowance	$ 1,578,347
Net operating loss carry-forwards federal	56,626,541
Net operating loss carry-forwards state	49,238,708
Federal research and development tax credits	1,298,450
State research and development tax credits	945,710
Federal research and development tax credits expiration year	2024
Unrecognized tax benefits impacting effective tax rate	0	0
Unrecognized tax benefit offset by change in valuation allowance	$ 673,248
Income tax examination, description	In the U.S. federal jurisdiction, tax years 1999 forward remain open to examination, and in the state tax jurisdiction, years 2004 forward remain open to examination.
U.S. Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Federal and state net operating loss carry-forwards, expiring year	2019
Open tax year	1999
State Tax Jurisdiction [Member]
Income Tax Contingency [Line Items]
Federal and state net operating loss carry-forwards, expiring year	2015
Open tax year	2004